5. EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Exploration and Evaluation Assets, Starting Balance		$ 6,881,645	$ 7,025,515
Exploration and Evaluation Assets, Claim staking			5,799
Exploration and Evaluation Assets, Property acquisition		48,975	13,520
Exploration and Evaluation Assets, Total		48,975	19,319
Exploration and Evaluation Assets, Camp, travel and meals		73,134	34,079
Exploration and Evaluation Assets, Drilling		416,562	20,926
Exploration and Evaluation Assets, Field equipment rental		1,155	7,009
Exploration and Evaluation Assets, Field supplies and maps			443
Exploration and Evaluation Assets, Geochemical		549	16,650
Exploration and Evaluation Assets, Geological consulting		200,920	107,354
Exploration and Evaluation Assets, Licence and permits		4,862	46,139
Exploration and Evaluation Assets, Management fees			28,581
Exploration and Evaluation Assets, Permitting		6,148	77,568
Exploration and Evaluation Assets, Reclamation			717
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis			304
Exploration and Evalutation Assets - Trenching		12,470	270
Exploration and Evaluation Assets, Total expenses		715,800	340,040
Exploration and Evaluation Assets, Option payment received		(52,700)	(44,897)
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income		3,986	133,008
Exploration and Evaluation Assets, Recovered exploration expenditures		(9,750)	(240,371)
Exploration and Evalutation Assets - Writedown of Properties		(717,378)	(338,943)
Exploration and Evaluation Assets, Net Additions		(11,067)	(131,844)
Exploration and Evaluation Assets, Foreign Currency Translation		2,605	(12,026)
Exploration and Evaluation Assets, Ending Balance		6,873,183	6,881,645
Ashby (Nevada)
Proceeds from (Repayments of) Related Party Debt		2,700	3,438
GDR (Yukon)
Research and development expense		48,959	0
BP (Nevada)
Exploration and Evaluation Assets, Write-down of properties			307,548
East Walker (Nevada)
Exploration and Evaluation Assets, Write-down of properties			31,395
La Estrella (Peru)
Proceeds from (Repayments of) Related Party Debt	[1]		15,000
La Estrella (Peru), Share Issuance
Proceeds from (Repayments of) Related Party Debt	[1]		12,000
Twin Canyon (Colorado)
Exploration and Evaluation Assets, Write-down of properties		710,523
Klondike (Colorado)
Exploration and Evaluation Assets, Write-down of properties		8,922
Stateline (Colorado and Utah)
Exploration and Evaluation Assets, Recovered exploration expenditures		2,067
Haldane
Exploration and Evaluation Assets, Starting Balance		5,048,921	4,963,946
Exploration and Evaluation Assets, Claim staking			0
Exploration and Evaluation Assets, Property acquisition		0	0
Exploration and Evaluation Assets, Total		0	0
Exploration and Evaluation Assets, Camp, travel and meals		66,154	14,293
Exploration and Evaluation Assets, Drilling		416,562	0
Exploration and Evaluation Assets, Field equipment rental		1,155	0
Exploration and Evaluation Assets, Field supplies and maps			297
Exploration and Evaluation Assets, Geochemical		0	4,868
Exploration and Evaluation Assets, Geological consulting		140,953	65,517
Exploration and Evaluation Assets, Licence and permits		0	0
Exploration and Evaluation Assets, Management fees			0
Exploration and Evaluation Assets, Permitting		0	0
Exploration and Evaluation Assets, Reclamation			0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis			0
Exploration and Evalutation Assets - Trenching		12,470	0
Exploration and Evaluation Assets, Total expenses		637,294	84,975
Exploration and Evaluation Assets, Option payment received		0	0
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income		0	0
Exploration and Evaluation Assets, Recovered exploration expenditures		0	0
Exploration and Evalutation Assets - Writedown of Properties		0	0
Exploration and Evaluation Assets, Net Additions		637,294	84,975
Exploration and Evaluation Assets, Foreign Currency Translation		0
Exploration and Evaluation Assets, Ending Balance		5,686,215	5,048,921
Accumulated expense on advancing property		5,686,215	5,048,921
Tim
Exploration and Evaluation Assets, Starting Balance		0	(49,949)
Exploration and Evaluation Assets, Claim staking			0
Exploration and Evaluation Assets, Property acquisition		0	0
Exploration and Evaluation Assets, Total		0	0
Exploration and Evaluation Assets, Camp, travel and meals		3,335	0
Exploration and Evaluation Assets, Drilling		0	0
Exploration and Evaluation Assets, Field equipment rental		0	0
Exploration and Evaluation Assets, Field supplies and maps			0
Exploration and Evaluation Assets, Geochemical		0	0
Exploration and Evaluation Assets, Geological consulting		55,129	5,791
Exploration and Evaluation Assets, Licence and permits		0	0
Exploration and Evaluation Assets, Management fees			0
Exploration and Evaluation Assets, Permitting		0	12,000
Exploration and Evaluation Assets, Reclamation			0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis			0
Exploration and Evalutation Assets - Trenching		0	0
Exploration and Evaluation Assets, Total expenses		58,464	17,791
Exploration and Evaluation Assets, Option payment received		(50,000)	0
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income		1,286	82,158
Exploration and Evaluation Assets, Recovered exploration expenditures		(9,750)	(50,000)
Exploration and Evalutation Assets - Writedown of Properties		0	0
Exploration and Evaluation Assets, Net Additions		0	49,949
Exploration and Evaluation Assets, Foreign Currency Translation		0	0
Exploration and Evaluation Assets, Ending Balance		0	0
Non-current receivables due from related parties		9,750	0
Others (2022)
Exploration and Evaluation Assets, Starting Balance		1,832,724	1,763,858
Exploration and Evaluation Assets, Claim staking			5,799
Exploration and Evaluation Assets, Property acquisition			13,520
Exploration and Evaluation Assets, Total			19,319
Exploration and Evaluation Assets, Camp, travel and meals			19,786
Exploration and Evaluation Assets, Drilling			20,926
Exploration and Evaluation Assets, Field equipment rental			7,009
Exploration and Evaluation Assets, Field supplies and maps			146
Exploration and Evaluation Assets, Geochemical			11,782
Exploration and Evaluation Assets, Geological consulting			36,046
Exploration and Evaluation Assets, Licence and permits			46,139
Exploration and Evaluation Assets, Management fees			15,642
Exploration and Evaluation Assets, Permitting			64,545
Exploration and Evaluation Assets, Reclamation			717
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis			304
Exploration and Evalutation Assets - Trenching			270
Exploration and Evaluation Assets, Total expenses			223,312
Exploration and Evaluation Assets, Option payment received			(44,897)
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income			50,850
Exploration and Evaluation Assets, Recovered exploration expenditures			(171,825)
Exploration and Evalutation Assets - Writedown of Properties			0
Exploration and Evaluation Assets, Net Additions			76,759
Exploration and Evaluation Assets, Foreign Currency Translation			(7,893)
Exploration and Evaluation Assets, Ending Balance			1,832,724
Dropped (2022)
Exploration and Evaluation Assets, Starting Balance		0	347,660
Exploration and Evaluation Assets, Claim staking			0
Exploration and Evaluation Assets, Property acquisition			0
Exploration and Evaluation Assets, Total			0
Exploration and Evaluation Assets, Camp, travel and meals			0
Exploration and Evaluation Assets, Drilling			0
Exploration and Evaluation Assets, Field equipment rental			0
Exploration and Evaluation Assets, Field supplies and maps			0
Exploration and Evaluation Assets, Geochemical			0
Exploration and Evaluation Assets, Geological consulting			0
Exploration and Evaluation Assets, Licence and permits			0
Exploration and Evaluation Assets, Management fees			12,939
Exploration and Evaluation Assets, Permitting			1,023
Exploration and Evaluation Assets, Reclamation			0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis			0
Exploration and Evalutation Assets - Trenching			0
Exploration and Evaluation Assets, Total expenses			13,962
Exploration and Evaluation Assets, Option payment received			0
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income			0
Exploration and Evaluation Assets, Recovered exploration expenditures			(18,546)
Exploration and Evalutation Assets - Writedown of Properties			(338,943)
Exploration and Evaluation Assets, Net Additions			(343,527)
Exploration and Evaluation Assets, Foreign Currency Translation			(4,133)
Exploration and Evaluation Assets, Ending Balance			0
White River, Goz Creek and MOR (Yukon)
Accumulated expense on advancing property		$ 1,138,009	$ 1,129,142

[1]	Note 4